Appendix 6 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	$ 106,415,197	$ 94,132,901
Details Of Due Dates Of Payments To Suppliers
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	250,848,490	94,132,901
Details Of Due Dates Of Payments To Suppliers | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	12,634,477
Details Of Due Dates Of Payments To Suppliers | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	238,214,013	94,132,901
Details Of Due Dates Of Payments To Suppliers | Up to 30 days
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	241,242,845	94,132,901
Details Of Due Dates Of Payments To Suppliers | Up to 30 days | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	12,198,153
Details Of Due Dates Of Payments To Suppliers | Up to 30 days | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	229,044,692	$ 94,132,901
Details Of Due Dates Of Payments To Suppliers | Entre 31 y 60 dias
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	9,598,880
Details Of Due Dates Of Payments To Suppliers | Entre 31 y 60 dias | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	436,324
Details Of Due Dates Of Payments To Suppliers | Entre 31 y 60 dias | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	9,162,556
Details Of Due Dates Of Payments To Suppliers | More than 365 days
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	6,765
Details Of Due Dates Of Payments To Suppliers | More than 365 days | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	$ 6,765